Current and non-current inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Current and non-current inventories
Raw and auxiliary materials and consumables	€ 1,001	€ 1,436
Components and spare parts for drilling operations, plans and equipment	1,288	1,721
Semi-finished, finished goods and goods	2,816	3,092
Other	38	10
Current inventories	€ 5,143	€ 6,259